ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Organization And Summary Of Significant Accounting Policies Details Narrative 2
Net loss	$ 2,278,045	$ 3,603,769	$ 8,116,603	$ 7,122,135
Negative working capital	2,355,142		4,750,656
Accumulated deficit	20,636,126		18,358,081	10,241,478
Cash	182,034
Restricted cash	133,231		133,198	133,065
Allowance for doubtful accounts	155,000		162,000	210,000
Share-based compensation expense	$ 129,098	$ 123,364	$ 497,271	$ 794,165
Shares of common stock equivalents outstanding	155,365,213	90,832,975
Vendor concentration	95.00%	91.00%	95.00%	90.00%